Acquisitions - Schedule of Pro Forma Adjustment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Pro Forma Financial Information [Line Items]
Net Loss	$ 246	$ 4,593	$ 10,259	$ 10,874
Restatement Adjustment
Schedule Of Pro Forma Financial Information [Line Items]
Revenues					$ 482,714
Net Loss					$ (28,093)